Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital
Share Capital

16. Share Capital

Authorized

The Company has unlimited number of common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

Shareholder rights plan

Effective May 8, 2019, the shareholders re-approved the Company’s shareholder rights plan (the “Rights Plan”) that provides the board of directors and the Company’s shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time.

Issued and outstanding	Common shares	Amount
	#	$
Balance – December 31, 2019	799,780	224,528

Issuance of common shares, net of transaction costs	1,707,365	10,480
Balance – December 31, 2020	2,507,145	235,008

Issuance of common shares, net of transaction costs	943,448	29,082
Exercise of warrants, net of issuance costs upon exercise	1,404,443	29,301
Exercise of deferred share units	840	19
Balance – December 31, 2021	4,855,876	293,410

	—	—
Balance – December 31, 2022	4,855,876	293,410

On July 15, 2022, the Company’s shareholders and board of directors approved an amendment to the Company’s articles of incorporation to effect a 1-for-25 share consolidation (reverse split) of the Company’s common shares. The Company’s outstanding stock options, DSUs and warrants were also adjusted to reflect the 1-for-25 share consolidation (reverse split) of the Company’s common shares. Accordingly, all common shares, DSU, warrants, stock options and per share amounts in these consolidated financial statements have been retroactively adjusted for all years presented to give effect to the share consolidation (reverse split). Outstanding warrant and stock options were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased. The share consolidation (reverse split) was affected on July 21, 2022.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

2021

On February 19, 2021, the Company completed an underwritten public offering of 820,390 common shares at $36.25 per common share, resulting in aggregate gross proceeds of $29,739, less underwriting discounts, commissions and offering expenses of $2,837 (the “February 2021 Financing”). The Company also granted to the underwriter and placement agent (the “Underwriter”), a 30-day over-allotment option to purchase up to 123,058 additional common shares at a price of $36.25 per common share (the “Underwriter Option”). Additionally, the Company issued warrants underlying 57,427 common shares to the Underwriter, with each warrant bearing an exercise price of $45.31 (the “February 2021 Placement Agent Warrants”). The February 2021 Placement Agent Warrants expire on February 17, 2026.

On February 22, 2021, the Underwriter exercised the Underwriter Option and received 123,058 common shares in exchange for gross proceeds to the Company of $4,461. Upon exercise of the Underwriter Option, the Underwriter also received an additional 8,614 February 2021 Placement Agent Warrants.

Aggregate gross proceeds received in connection with the February 2021 Financing totaled $34,200, less cash transaction costs of $3,221 and non-cash transaction costs, which represent the issue-date fair value of the February 2021 Placement Agent Warrants, of $1,897.

2020

On February 21, 2020, the Company closed a registered direct offering for 139,130 common shares, at a purchase price of $32.25 per share, priced at-the-market. Additionally, 104,348 investor warrants were issued at an exercise price of $30.00 per common share and 9,739 broker warrants were issued at an exercise price of $40.50 per common share. The net cash proceeds to the Company from the offering totaled $3,900. The gross proceeds of $4,500 was allocated as $2,325 to warrant liability based on the ascribed fair value and the remaining gross proceeds of $2,174 were allocated to share capital. The transaction costs of $600 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $311 allocated to the warrant liability were recorded as expense in the consolidated statement of loss and comprehensive loss.

On July 7, 2020, the Company closed a public offering of 1,066,667 units at a price of $11.25 per unit, for net cash proceeds to the Company of $10,596. Each unit contained one common share (or common share equivalent in lieu thereof) and one investor warrant to purchase one common share. In total, 1,066,667 common shares, 1,066,667 investor warrants at an exercise price of $11.25 per share expiring July 7, 2025 (the “July 2020 Investor Warrants”) and 74,661 placement agent warrants with an exercise price of $14.06 per share, expiring July 1, 2025 (the “July 2020 Placement Agent Warrants”) were issued. As these warrants were registered and can be settled for a fixed number of the Company’s underlying common shares, the warrants meet the requirements of the fixed-for-fixed rule and have been classified as equity.

Because the warrants were classified as equity, the gross proceeds of $12,000 were allocated as $6,308 to share capital and $5,691 to warrants based on their relative fair values. The transaction costs of $1,420 were reduced from share capital and warrants in the amounts of $754 and $666, respectively, and charged to share issuance costs and classified as equity. The values ascribed to the share capital and warrants were recorded within equity, net of the allocated transaction costs.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

On August 5, 2020, the Company closed a securities purchase agreement of 497,115 common shares at a purchase price of $14.08 per common share. The offering resulted in gross proceeds of $7,000. Concurrently, the Company issued to the purchasers unregistered warrants to purchase up to an aggregate of 372,836 common shares. The warrants are exercisable for a period of five and one-half years, exercisable immediately following the issuance date and have an exercise price of $11.75 per common share. In addition, the Company issued unregistered warrants to the placement agent to purchase up to an aggregate of 34,798 common shares, with an exercise price of $17.60 per share and an expiration date of August 3, 2025. The gross proceeds of $7,000 was allocated as $3,944 to warrant liability based on the ascribed fair value and the remaining gross proceeds of $3,056 were allocated to share capital. The transaction costs of $748 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs of $327. The transaction costs of $421 allocated to the warrant liability were recorded as expense in the consolidated statement of loss and comprehensive loss.